UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08050
                                                     ---------

                             Asia Tigers Fund, Inc.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 200 Park Avenue
                               New York, NY 10166
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Simpson Thacher & Bartlett LLP
                              425 Lexington Avenue
                               New York, NY 10017
                ---------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4939

                       Date of fiscal year end: October 31
                                                ----------

                     Date of reporting period: July 31, 2005
                                               -------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

                                                      THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                            JULY 31, 2005
                                                                     (UNAUDITED)


NUMBER                                                                  PERCENT OF
OF SHARES         SECURITY                                               HOLDINGS           COST              VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.37% of holdings)

                  CHINA                                                    5.74%
                  AIRPORT DEVELOPMENT & MAINTENANCE                        0.69%
       1,384,000  Beijing Capital International Airport Co., Ltd.                    $         503,268  $         574,115
                                                                                     -----------------  ------------------

                  COAL                                                     0.85%
         859,200  Yanzhou Coal Mining Company Ltd.                                             232,527            701,780
                                                                                     -----------------  ------------------

                  HOTELS & MOTELS                                          0.04%
         456,200  Shanghai Jinjiang International Hotels Development Co., Ltd.                  33,025             32,215
                                                                                     -----------------  ------------------

                  MACHINERY - MATERIAL HANDLING                            0.59%
         773,500  Shanghai Zhenhua Port Machinery Co., Class B                                 511,056            489,626
                                                                                     -----------------  ------------------

                  METAL PROCESSORS & FABRICATION                           0.68%
       1,106,280  Jiangxi Copper Co., Ltd.                                                     623,740            558,519
                                                                                     -----------------  ------------------

                  OIL COMPANIES - INTEGRATED                               1.67%
          31,849  China Petroleum and Chemical Corp. ADR                                       837,670          1,382,565
                                                                                     -----------------  ------------------

                  REAL ESTATE - OPERATIONS & DEVELOPMENT                   1.22%
       1,830,202  China Vanke Co., Ltd. Class B                                                439,959          1,009,926
                                                                                     -----------------  ------------------

                  TOTAL CHINA                                                                3,181,245          4,748,746
                                                                                     -----------------  ------------------
                  HONG KONG                                                21.27%
                  ATHLETIC FOOTWEAR                                        0.66%
         173,600  Yue Yuen Industrial Holdings                                                 308,659            548,194
                                                                                     -----------------  ------------------

                  CELLULAR TELECOMMUNICATIONS                              1.72%
         355,100  China Mobile (Hong Kong) Ltd.                                              1,006,060          1,425,077
                                                                                     -----------------  ------------------

                  COMMERCIAL BANKS - NON-US                                2.25%
          86,002  Dah Sing Financial Holdings, Ltd.                                            452,772            628,333
          53,200  Hang Seng Bank Ltd.                                                          548,066            735,620
          30,500  HSBC Holdings PLC                                                            347,585            495,884
                                                                                     -----------------  ------------------
                                                                                             1,348,423          1,859,837
                                                                                     -----------------  ------------------

                  DISTRIBUTION & WHOLESALE                                 1.68%

         187,000  Esprit Holdings Ltd.                                                         256,915          1,395,092
                                                                                     -----------------  ------------------

                                                      THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                            JULY 31, 2005
                                                                     (UNAUDITED)


NUMBER                                                                  PERCENT OF
OF SHARES         SECURITY                                               HOLDINGS           COST              VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

                  HONG KONG (CONTINUED)

                  DIVERSIFIED OPERATIONS                                   2.07%
         175,810  Hutchison Whampoa Ltd.                                              $        782,938   $      1,717,530
                                                                                     -----------------  ------------------

                  ELECTRIC - GENERATION                                    0.75%
       1,090,000  China Resources Power Holdings Co.                                           602,433            620,402
                                                                                     -----------------  ------------------

                  FINANCE - OTHER SERVICES                                 0.85%
         226,000  Hong Kong Exchanges & Clearing Ltd.                                          420,335            702,035
                                                                                     -----------------  ------------------

                  HOTELS & MOTELS                                          0.67%
       5,422,000  Regal Hotels International Holdings Ltd.                                     343,151            550,959
                                                                                     -----------------  ------------------

                  MACHINERY - GENERAL INDUSTRY                             0.51%
         596,000  Fongs' Industries Co., Ltd                                                   498,763            425,473
                                                                                     -----------------  ------------------

                  OIL COMPANIES - EXPLORATION & PRODUCTION                 1.24%
          14,650  CNOOC Ltd. ADR                                                               719,891          1,022,716
                                                                                     -----------------  ------------------

                  REAL ESTATE - OPERATIONS & DEVELOPMENT                   6.05%
         142,700  Cheung Kong Holdings Ltd.                                                  1,015,150          1,539,076
       2,320,000  Emperor Entertainment Hotel Ltd.+                                            500,097            429,718
       1,037,000  Far East Consortium                                                          250,215            446,845
         212,000  Hopewell Holdings Ltd.                                                       148,468            549,470
         344,326  Kerry Properties Ltd.                                                        579,940            890,224
         112,300  Sun Hung Kai Properties Ltd.                                                 812,231          1,157,754
                                                                                     -----------------  ------------------
                                                                                             3,306,101          5,013,087
                                                                                     -----------------  ------------------

                  RETAIL - RESTAURANTS                                     0.49%
         358,000  Cafe De Coral Holdings Ltd.                                                  281,577            407,530
                                                                                     -----------------  ------------------

                  TELECOMMUNICATIONS EQUIPMENT                             0.62%
         620,000  Foxconn International Holdings, Ltd.+                                        353,710            510,393
                                                                                     -----------------  ------------------

                  TELECOMMUNICATIONS SERVICES                              1.30%
       2,780,000  China Telecom Corp., Ltd.                                                    903,150          1,072,752
                                                                                     -----------------  ------------------

                  TEXTILE - PRODUCTS                                       0.41%
       1,078,000  Victory City Intl. Holdings Ltd.                                             349,291            343,184
                                                                                     -----------------  ------------------

                  TOTAL HONG KONG                                                           11,481,397         17,614,261
                                                                                     -----------------  ------------------

                                                      THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                            JULY 31, 2005
                                                                     (UNAUDITED)


NUMBER                                                                  PERCENT OF
OF SHARES         SECURITY                                               HOLDINGS           COST              VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

                  INDIA                                                    10.03%
                  APPLICATIONS SOFTWARE                                    2.53%
          30,326  Infosys Technologies Ltd.                                           $        591,189   $      1,584,157
          42,525  Satyam Computer Services Ltd.                                                368,188            510,613
                                                                                     -----------------  ------------------
                                                                                               959,377          2,094,770
                                                                                     -----------------  ------------------

                  COMMERCIAL BANKS - NON-US                                2.29%
          25,600  Punjab National Bank Ltd.                                                    228,991            250,254
          89,080  State Bank of India                                                          363,501          1,642,156
                                                                                     -----------------  ------------------
                                                                                               592,492          1,892,410
                                                                                     -----------------  ------------------

                  ELECTRONIC COMPONENTS - MISCELLANEOUS                    0.50%
          24,500  Bharat Electronics Ltd.                                                      344,211            411,858
                                                                                     -----------------  ------------------

                  METALS - ALUMINUM                                        0.80%
          22,555  Hindalco Industries Ltd.                                                     654,924            659,594
                                                                                     -----------------  ------------------

                  PETROCHEMICALS                                           1.35%
          69,238  Reliance Industries Ltd.                                                     438,478          1,120,336
                                                                                     -----------------  ------------------

                  POWER CONVERSION & SUPPLY EQUIPMENT                      1.09%
          39,000  Bharat Heavy Electricals Ltd.                                                330,552            903,716
                                                                                     -----------------  ------------------

                  TELECOMMUNICATIONS SERVICES                              1.09%
         138,680  Bharti Tele-Ventures Ltd. +                                                  429,607            903,782
                                                                                     -----------------  ------------------

                  TEXTILE - PRODUCTS                                       0.38%
          32,100  Mahavir Spinning Mills Ltd.                                                  179,973            316,640
                                                                                     -----------------  ------------------

                  TOTAL INDIA                                                                3,929,614          8,303,106
                                                                                     -----------------  ------------------

                  INDONESIA                                                1.54%
                  COMMERCIAL BANKS - NON-US                                0.57%
       1,258,830  PT Bank Central Asia Tbk                                                     333,342            468,611
                                                                                     -----------------  ------------------

                  TELECOMMUNICATIONS SERVICES                              0.97%
       1,424,000  PT Telekomunikasi Indonesia                                                  677,964            806,038
                                                                                     -----------------  ------------------

                  TOTAL INDONESIA                                                            1,011,306          1,274,649
                                                                                     -----------------  ------------------

                                                      THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                            JULY 31, 2005
                                                                     (UNAUDITED)


NUMBER                                                                  PERCENT OF
OF SHARES         SECURITY                                               HOLDINGS           COST              VALUE
-------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (continued)

                  MALAYSIA                                                 4.84%
                  AGRICULTURAL OPERATIONS                                  0.86%
         241,400  IOI Corp. BHD                                                       $        371,052   $        708,012
                                                                                     -----------------  ------------------

                  CELLULAR TELECOMMUNICATIONS                              0.89%
         277,650  Maxis Communications BHD                                                     438,442            740,301
                                                                                     -----------------  ------------------

                  COMMERCIAL BANKS - NON-US                                0.65%
         365,400  Commerce Asset-Holding BHD                                                   457,078            540,720
                                                                                     -----------------  ------------------

                  LOTTERY SERVICES                                         0.57%
         389,700  Berjaya Sports Toto BHD                                                      400,370            471,734
                                                                                     -----------------  ------------------

                  RESORTS & THEME PARKS                                    0.68%
         196,500  Resorts World BHD                                                            453,803            560,605
                                                                                     -----------------  ------------------

                  TRANSPORTATION - MARINE                                  1.19%
         199,500  Malaysia International Shipping Corp. BHD                                    455,085            984,069
                                                                                     -----------------  ------------------

                  TOTAL MALAYSIA                                                             2,575,830          4,005,441
                                                                                     -----------------  ------------------

                  SINGAPORE                                                10.99%
                  COMMERCIAL BANKS - NON-US                                1.89%
         161,100  DBS Group Holdings Ltd.                                                    1,068,861          1,562,241
                                                                                     -----------------  ------------------

                  COMMERCIAL SERVICES                                      0.38%
         230,000  Singapore Airport Terminal Services Ltd.                                     313,452            320,012
                                                                                     -----------------  ------------------

                  DIVERSIFIED OPERATIONS                                   0.82%
          90,000  Keppel Corp. Ltd.                                                            649,687            683,030
                                                                                     -----------------  ------------------

                  ELECTRONIC COMPONENTS - MISCELLANEOUS                    0.28%
         555,000  Huan Hsin Holdings Ltd.                                                      234,663            230,658
                                                                                     -----------------  ------------------

                  ENGINEERING/RESEARCH AND DEVELOPMENT SERVICES            1.04%
         520,000  SembCorp Industries Ltd.                                                     818,628            861,316
                                                                                     -----------------  ------------------

                  FOOD - MEAT PRODUCTS                                     0.71%
       1,058,500  People's Food Holdings Ltd.                                                  569,072            589,738
                                                                                     -----------------  ------------------

                  REAL ESTATE - OPERATIONS & DEVELOPMENT                   1.02%
         434,500  Keppel Land Ltd.                                                             336,757            842,698
                                                                                     -----------------  ------------------

                                                      THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                            JULY 31, 2005
                                                                     (UNAUDITED)


NUMBER                                                                  PERCENT OF
OF SHARES         SECURITY                                               HOLDINGS           COST              VALUE
-------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (continued)

                  SINGAPORE (CONTINUED)
                  TELECOMMUNICATIONS SERVICES                              1.18%
         585,720  Singapore Telecommunications Ltd.                                   $        729,903   $        977,229
                                                                                     -----------------  ------------------

                  TRANSPORTATION - MARINE                                  1.63%
         406,000  Cosco Corp. (Singapore) Ltd.                                                 454,074            569,781
         970,200  Ezra Holdings Ltd.                                                           599,454            777,212
                                                                                     -----------------  ------------------
                                                                                             1,053,528          1,346,993
                                                                                     -----------------  ------------------

                  WATER TREATMENT SYSTEMS                                  2.04%
         725,250  Hyflux Limited                                                               464,646          1,686,171
                                                                                     -----------------  ------------------

                  TOTAL SINGAPORE                                                            6,239,197          9,100,086
                                                                                     -----------------  ------------------

                  SOUTH KOREA                                              25.55%
                  AIRLINES                                                 0.00%
               5  Korean Air Lines Co., Ltd.                                                        48                 96
                                                                                     -----------------  ------------------

                  AUTO - CARS & LIGHT TRUCKS                               0.91%
          10,860  Hyundai Motor Co.                                                            364,339            752,066
                                                                                     -----------------  ------------------

                  BUILDING & CONSTRUCTION - MISCELLANEOUS                  1.15%
          25,180  GS Engineering & Construction Corp.                                          495,532            955,256
                                                                                     -----------------  ------------------

                  CELLULAR TELECOMMUNICATIONS                              1.13%
           4,890  SK Telecom Co., Ltd.                                                         842,053            933,515
                                                                                     -----------------  ------------------

                  CIRCUITS                                                 0.46%
          11,170  Core Logic, Inc.                                                             400,376            380,783
                                                                                     -----------------  ------------------

                  COMMERCIAL BANKS - NON-US                                1.91%
          29,721  Kookmin Bank                                                                 632,906          1,577,671
                                                                                     -----------------  ------------------

                  COMPUTERS                                                0.35%
           2,880  Samsung SDI Company Limited                                                  294,318            286,121
                                                                                     -----------------  ------------------

                  DIVERSIFIED FINANCIAL SERVICES                           2.09%
          57,140  Shinhan Financial Group Co., Ltd.                                            712,356          1,733,623
                                                                                     -----------------  ------------------

                  DIVERSIFIED OPERATIONS                                   0.80%
          30,150  GS Holdings Corp.                                                            660,749            660,733
                                                                                     -----------------  ------------------

                                                      THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                            JULY 31, 2005
                                                                     (UNAUDITED)


NUMBER                                                                  PERCENT OF
OF SHARES         SECURITY                                               HOLDINGS           COST              VALUE
-------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (continued)

                  SOUTH KOREA (CONTINUED)
                  ELECTRIC - INTEGRATED                                    0.89%
          21,240  Korea Electric Power Corp.                                          $        532,147   $        738,549
                                                                                     -----------------  ------------------

                  ELECTRIC PRODUCTS - MISCELLANEOUS                        9.54%
           4,600  LG Electronics, Inc.                                                         279,125            298,393
          13,811  Samsung Electronics Company Ltd.                                           3,488,109          7,600,287
                                                                                     -----------------  ------------------
                                                                                             3,767,234          7,898,680
                                                                                     -----------------  ------------------

                  NON-FERROUS METALS                                       0.38%
          11,160  Korea Zinc Co., Ltd.                                                         205,508            313,593
                                                                                     -----------------  ------------------

                  PETROCHEMICALS                                           0.73%
          23,500  LG Petrochemical Co., Ltd.                                                   568,569            607,700
                                                                                     -----------------  ------------------

                  PROPERTY & CASUALTY INSURANCE                            0.73%
          67,060  LG Insurance Co., Ltd.                                                       271,598            607,439
                                                                                     -----------------  ------------------

                  RETAIL - DISCOUNT                                        0.85%
           1,990  Shinsegae Co., Ltd.                                                          558,276            704,553
                                                                                     -----------------  ------------------

                  SHIPBUILDING                                             0.45%
          19,480  Daewoo Shipbuilding and Marine Engineering Co., Ltd.                         314,757            368,084
                                                                                     -----------------  ------------------

                  STEEL - PRODUCERS                                        2.64%
          25,770  Dongkuk Steel Mill Co., Ltd.                                                 425,029            407,872
           7,830  POSCO                                                                        902,127          1,563,407
           4,350  POSCO ADR                                                                    123,672            217,065
                                                                                     -----------------  ------------------
                                                                                             1,450,828          2,188,344
                                                                                     -----------------  ------------------

                  TRANSPORTATION - MARINE                                  0.54%
          17,390  Hanjin Shipping Co., Ltd.                                                    304,224            449,698
                                                                                     -----------------  ------------------

                  TOTAL SOUTH KOREA                                                         12,375,818         21,156,504
                                                                                     -----------------  ------------------

                  TAIWAN                                                   16.73%
                  BUILDING PRODUCTS - CEMENT & AGGREGATION                 1.02%

       1,363,000  Taiwan Cement Corp.                                                          778,783            845,616
                                                                                     -----------------  ------------------

                  CELLULAR TELECOMMUNICATIONS                              0.54%
         367,000  Far EasTone Telecommunications Co., Ltd.                                     398,803            450,779
                                                                                     -----------------  ------------------

                                                      THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                            JULY 31, 2005
                                                                     (UNAUDITED)


NUMBER                                                                  PERCENT OF
OF SHARES         SECURITY                                               HOLDINGS           COST              VALUE
-------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (continued)

                  TAIWAN (CONTINUED)
                  CHEMICALS - PLASTICS                                     0.89%
         476,787  Formosa Plastic Corp.                                               $        653,307   $        739,506
                                                                                     -----------------  ------------------

                  COMMERCIAL BANKS - NON-US                                1.50%
       1,740,227  Taishin Financial Holdings Co., Ltd.                                         652,319          1,243,234
                                                                                     -----------------  ------------------

                  COMPUTERS                                                2.03%
         274,000  Acer, Inc.                                                                   549,678            521,136
         443,672  Advantech Co., Ltd.                                                          590,455          1,162,199
               1  Compal Electronics, Inc.                                                           1                  1
                                                                                     -----------------  ------------------
                                                                                             1,140,134          1,683,336
                                                                                     -----------------  ------------------

                  DIVERSIFIED FINANCIAL SERVICES                           1.64%
       1,280,430  Chinatrust Financial Holding Co.                                           1,003,275          1,354,071
                                                                                     -----------------  ------------------
                                                                                             1,003,275          1,354,071
                                                                                     -----------------  ------------------

                  ELECTRONIC COMPONENTS - MISCELLANEOUS                    2.67%
         345,480  Au Optronics Corp.                                                           487,675            538,552
         297,350  HON HAI Precision Industry                                                 1,030,503          1,667,758
                                                                                     -----------------  ------------------
                                                                                             1,518,178          2,206,310
                                                                                     -----------------  ------------------

                  RETAIL - AUTOMOBILE                                      0.58%
         191,000  Hotai Motor Co.,Ltd                                                          429,959            478,779
                                                                                     -----------------  ------------------

                  SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS           5.86%
         637,000  Advanced Semiconductor Engineering, Inc.+                                    474,485            498,990
          80,584  Novatek Microelectronics Corp., Ltd.                                         312,130            338,348
         886,000  Powerchip Semiconductor Corp.                                                611,599            651,011
       1,541,485  Taiwan Semiconductor Manufacturing Co., Ltd.                               2,505,142          2,569,584
       1,125,000  United Microelectronics Corp.+                                               768,044            794,897
                                                                                     -----------------  ------------------
                                                                                             4,671,400          4,852,830
                                                                                     -----------------  ------------------

                  TOTAL TAIWAN                                                              11,246,158         13,854,461
                                                                                     -----------------  ------------------

                  THAILAND                                                 2.68%
                  BUILDING PRODUCTS - CEMENT & AGGREGATION                 1.05%
         148,020  Siam Cement PCL                                                              468,003            867,568
                                                                                     -----------------  ------------------

                                                      THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                            JULY 31, 2005
                                                                     (UNAUDITED)


NUMBER                                                                  PERCENT OF
OF SHARES         SECURITY                                               HOLDINGS           COST              VALUE
-------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (continued)

                  THAILAND (CONTINUED)
                  CELLULAR TELECOMMUNICATIONS                              0.61%
         208,800  Advanced Info Service PCL                                           $        336,149   $        506,577
                                                                                     -----------------  ------------------

                  COMMERCIAL BANKS - NON-US                                0.16%
         114,000  Siam Commercial Bank PCL                                                     154,472            132,813
                                                                                     -----------------  ------------------

                  OIL COMPANIES - EXPLORATION & PRODUCTION                 0.86%
          69,700  PTT Exploration & Production PCL                                             512,898            709,892
                                                                                     -----------------  ------------------

                  TOTAL THAILAND                                                             1,471,522          2,216,850
                                                                                     -----------------  ------------------
                  TOTAL COMMON STOCKS                                                       53,512,087         82,274,104
                                                                                     -----------------  ------------------

PREFERRED STOCK (0.63% of holdings)

                  THAILAND                                                 0.63%
                  COMMERCIAL BANKS - NON-US                                0.63%
         444,205  Siam Commercial Bank PLC - 5.25% Preferred+                                  151,802            517,510
                                                                                     -----------------  ------------------

                  TOTAL THAILAND                                                               151,802            517,510
                                                                                     -----------------  ------------------
                  TOTAL PREFERRED STOCK                                                        151,802            517,510
                                                                                     -----------------  ------------------
                  TOTAL INVESTMENTS++                                       100.00%       $ 53,663,889       $ 82,791,614
                                                                                          ============       ============

FOOTNOTES AND ABBREVIATIONS
                  ADR -- American Depository Receipts
                  +      Non-Income producing security.
                  ++     As of October 31, 2004 aggregate cost for federal income tax purposes was $60,040,440. The aggregate gross unrealized appreciation (depreciation) for all securities was as follows:
                           Excess of value over tax cost            $18,889,396
                           Excess of tax cost over value             (2,623,916)
                                                                    -----------
                                                                    $16,265,480
                                                                    ===========

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asia Tigers Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Director, President and Chairman (principal executive officer)

Date     September 21, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Director, President and Chairman (principal executive officer)

Date     September 21, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Alan Kaye
                         -------------------------------------------------------
                           Alan Kaye, Treasurer
                           (principal financial officer)

Date     September 21, 2005
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* Print the name and title of each signing officer under his or her signature.